Goodwill and Intangible Assets - Schedule of Changes in the Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2021	Dec. 22, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 83,113
Goodwill acquired	1,189,464	$ 19,898	$ 30,208
Goodwill	$ 1,189,464	$ 83,113	$ 63,215